Provisions - Non-current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current provisions
Beginning balance, Non-current provisions	€ 5,118	€ 4,980	€ 6,953
Business combinations	23
Net charge	422	(399)	376
Cancellations	(23)	(281)	(1,598)
Reclassifications	290	814	(600)
Translation differences	(67)	4	(151)
Ending balance, Non-current provisions	€ 5,763	€ 5,118	€ 4,980